Note 10 - Retirement Plans (Tables)	12 Months Ended
Mar. 31, 2022
Notes Tables
Schedule of Changes in Projected Benefit Obligations [Table Text Block]
	Fiscal Year:
	2022	2021
Change in benefit obligation
Benefit obligation at beginning of year	$286,063	$278,227
Service cost	8,483	9,326
Interest cost	7,721	9,266
Actuarial (gain) loss	(972)	17,712
Benefit payments and expenses	(26,294)	(28,468)
Benefit obligation at end of year	$275,001	$286,063

Change in plan assets
Fair value of plan assets at beginning of year	$348,914	$202,485
Actual return on plan assets	6,666	103,166
Employer contributions	-	73,000
Benefit payments and expenses	(27,713)	(29,737)
Fair value of plan assets at end of year	$327,867	$348,914

Funded status	$52,866	$62,851

Schedule of Amounts in Accumulated Other Comprehensive Income (Loss) to be Recognized over Next Fiscal Year [Table Text Block]
	Fiscal Year:
	2022	2021
Amounts Recognized in Accumulated Other Comprehensive Pre-Tax Loss

Prior service cost	$(167)	$(258)
Net loss	(36,136)	(26,265)
Accumulated other comprehensive pre-tax loss	$(36,303)	$(26,523)

Schedule of Defined Benefit Plans Disclosures [Table Text Block]
	Fiscal Year:
	2022	2021
Service cost including administration	$9,508	$10,627
Interest cost	7,721	9,266
Expected return on plan assets	(17,114)	(15,804)
Amortization of net loss	-	9,919
Prior service cost	91	91
Net periodic benefit cost	$206	$14,099

Defined Benefit Plan, Assumptions [Table Text Block]
	Fiscal Year:
	2022	2021
Weighted Average Assumptions for Balance Sheet Liability at End of Year:

Discount rate - projected benefit obligation	3.81%	3.43%
Rate of compensation increase	3.00%	3.00%
Mortality table	Pri-2012 Blue Collar Generational Table Improvement Scale MP-2021	Pri-2012 Blue Collar Generational Table Improvement Scale MP-2020

Weighted Average Assumptions for Benefit Cost at Beginning of Year:

Discount rate - benefit obligations	3.43%	3.69%
Discount rate - interest cost	2.68%	3.30%
Discount rate - service cost	3.75%	3.87%
Expected return on plan assets	5.00%	7.25%
Rate of compensation increase	3.00%	3.00%

Schedule of Allocation of Plan Assets [Table Text Block]
	Target	Percentage of Plan
	Allocation	Assets at March 31,
	2023	2022	2021
Equity securities	19%	21%	48%
Debt securities	72%	61%	50%
Real estate	6%	7%	-
Cash	-	7%	2%
Other	3%	4%	-
Total	100%	100%	100%

Defined Benefit Plan, Plan Assets, Category [Table Text Block]
	Level 1	Level 2	Level 3	`	Subtotal	Measured at NAV (1)	Total
Equity securities	$29,427	$-	$-		$29,427	$-	$29,427
Held in common/collective trusts
Equity securities	-	-	-		-	40,969	40,969
Real estate	-	-	-		-	23,200	23,200
Debt securities	-	-	-		-	200,224	200,225
Cash/short-term investments (2)	-	-	-		-	22,224	22,224
Other investments	-	-	-		-	11,822	11,822
Fair value of plan assets	$29,427	$-	$-		$29,427	$298,439	$327,867

Schedule of Expected Contributions [Table Text Block]
Expected Employer Contributions	$-
Expected Employee Contributions	$-

Schedule of Expected Benefit Payments [Table Text Block]
2023			$10,101
2024			10,773
2025			11,550
2026			12,349
2027			13,116
2028	-	2032	75,037